Note 4 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Website	Software
Useful life (years)	3 - 4	1 - 5

Disclosure of useful life about property, plant and equipment [text block]
Equipment / Hardware
Useful life (years)	3 - 13

Disclosure of information for impairment loss recognised and allocation to various assets of the balance sheet [text block]
	Sion CGU pre-impairment	Impairment allocation	Sion CGU after impairment
	kEUR	kEUR	kEUR

Intangible assets	170	(170)	-
Equipment and hardware	791	(791)	-
Construction in progress	38,473	(38,473)	-
Prepayments to contract manufacturer for property, plant and equipment	9,241	-	9,241
Right-of-use assets	1,748	(1,748)	-
Prepayments to contract manufacturer for development services	4,019	-	4,019
Total assets	54,442	(41,182)	13,260